Notes Payable - Schedule of Movement of Notes Payable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Notes Payable [Abstract]
Beginning balance	$ 9,248	$ 14,907
Additions	2,901	4,190
Repayments	(4,352)	(6,974)
Exchange rate effect	278	53
Total	$ 8,075	$ 12,176